Derivative Financial Instruments - Details of Participating Cross Currency Swap and FX Swap Contracts (Detail) ₺ in Thousands, ¥ in Thousands	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Asset Used for Hedging, Fair Value	₺ 483,448				₺ 730,924
Current derivative financial liabilities held for trading, fair value	(72,539)				(131,097)
Current Derivative Financial Asset Held for Trading, Fair Value	443,880				709,617
Participating cross currency swap contracts one [member] | 23 October 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	1,820,280					€ 500,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | €		€ 433,400,000				1,650,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	148,066					208,462,000
Participating cross currency swap contracts one [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	105,848
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			$ 18,668,000
Current Derivative Financial Asset Held for Trading, Fair Value	(14,265)
Participating cross currency swap contracts one [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					193,800
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						30,000,000
Current derivative financial liabilities held for trading, fair value					(7,148)
Participating cross currency swap contracts two [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	257,478					60,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | €		56,004,000				275,850,000
Current Derivative Financial Asset Used for Hedging, Fair Value	7,675					64,670,000
Current Derivative Financial Instruments Assets, Buy - Notional Amount	162,552
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			28,002,000
Current Derivative Financial Asset Held for Trading, Fair Value	(4,691)
Participating cross currency swap contracts two [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					113,400
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							$ 20,000,000
Current derivative financial liabilities held for trading, fair value					(17,051)
Participating cross currency swap contracts three [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount | $							150,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $							435,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value | $							167,116,000
Participating cross currency swap contracts four [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	145,000						100,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			50,000,000				293,500,000
Current Derivative Financial Asset Used for Hedging, Fair Value	97,030						108,777,000
Participating cross currency swap contracts five [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	128,833						50,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			33,333,000				194,000,000
Current Derivative Financial Asset Used for Hedging, Fair Value	57,280						39,394,000
Participating cross currency swap contracts six [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	97,833						100,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			33,333,000				386,500,000
Current Derivative Financial Asset Used for Hedging, Fair Value	63,358						79,688,000
Participating cross currency swap contracts seven [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount | $							20,000,000
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $							91,700,000
Current Derivative Financial Asset Used for Hedging, Fair Value | $							9,234,000
Participating cross currency swap contracts seven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	64,667
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			16,667,000
Current Derivative Financial Asset Used for Hedging, Fair Value	28,394
Participating cross currency swap contracts eight [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	245,951
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			46,670,000
Current Derivative Financial Asset Used for Hedging, Fair Value	9,893
Cross currency swap contracts one [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	115,628						202,600
Current Derivative Assets Used For Hedging Sell Position Notional Amount				¥ 189,107			123,878
Current Derivative Financial Asset Used for Hedging, Fair Value	50,171						53,583
Cross currency swap contracts one [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					67,410
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							18,000,000
Current Derivative Financial Asset Held for Trading, Fair Value					27,928
Currency swap one [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	242,873
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			70,500,000
Current derivative financial liabilities held for trading, fair value	178,968
Currency swap one [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					266,760
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							50,000,000
Current derivative financial liabilities held for trading, fair value					(3,715)
Currency swap two [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					266,510
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							50,000,000
Current derivative financial liabilities held for trading, fair value					(3,465)
Currency swap two [member] | 22 December 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	269,451
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			70,500,000
Current derivative financial liabilities held for trading, fair value	148,452
Currency swap three [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	137,952
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			24,000,000
Current derivative financial liabilities held for trading, fair value	5,625
Currency swap three [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					719,996
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							135,000,000
Current derivative financial liabilities held for trading, fair value					(9,774)
Currency swap four [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					212,736
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							40,000,000
Current derivative financial liabilities held for trading, fair value					(2,300)
Currency swap four [member] | 23 March 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	138,816
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			24,000,000
Current derivative financial liabilities held for trading, fair value	5,044
Currency swap five [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					265,925
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							50,000,000
Current derivative financial liabilities held for trading, fair value					(2,880)
Currency swap five [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	84,224
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		15,040,000
Current derivative financial liabilities held for trading, fair value	10,691
Currency swap six [member] | 19 March 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					1,366
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							253,000
Current derivative financial liabilities held for trading, fair value					(48)
Currency swap six [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	91,008
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		14,400,000
Current derivative financial liabilities held for trading, fair value	5,141
Currency swap seven [member] | 16 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					4,199
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							680,000
Current derivative financial liabilities held for trading, fair value					(939)
Currency swap seven [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	35,818
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			45,259,000
Current derivative financial liabilities held for trading, fair value	944
Currency swap eight [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	172,772
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		28,002,000
Current derivative financial liabilities held for trading, fair value	9,904
Currency swap eight [member] | 22 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					5,681
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							920,000
Current derivative financial liabilities held for trading, fair value					(1,277)
Currency swap nine [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	171,092
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		28,002,000
Current derivative financial liabilities held for trading, fair value	21,355
Currency swap nine [member] | 2 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					6,040
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						1,000,000
Current derivative financial liabilities held for trading, fair value					(41)
Currency swap ten [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	227,750
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		37,336,000
Current derivative financial liabilities held for trading, fair value	8,705
Currency swap ten [member] | 15 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $							68,654,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						60,000,000
Current derivative financial liabilities held for trading, fair value					(861)
Currency swap eleven [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	77,520
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €		12,000,000
Current derivative financial liabilities held for trading, fair value	1,097
Currency swap eleven [member] | 8 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $							11,462,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						10,000,000
Current derivative financial liabilities held for trading, fair value					(4)
Currency Swap twelve [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	261,912
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			46,670,000
Current derivative financial liabilities held for trading, fair value	12,195
Currency Swap thirteen [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	108,349
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			18,668,000
Current derivative financial liabilities held for trading, fair value	3,930
Currency Swap fourteen [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	135,051
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			23,335,000
Current derivative financial liabilities held for trading, fair value	4,674
Currency Swap fifteen [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	215,354
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			37,336,000
Current derivative financial liabilities held for trading, fair value	7,813
Currency Swap Sixteen [Member] | 15 June 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	174,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			30,000,000
Current derivative financial liabilities held for trading, fair value	1,506
Currency Swap seventeen [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount	186,050
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			32,669,000
Current derivative financial liabilities held for trading, fair value	9,936
Cross currency swap contracts two [member] | 28 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					6,159
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							1,000,000
Current derivative financial liabilities held for trading, fair value					(912)
Cross currency swap contracts two [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					95,550
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							25,000,000
Current Derivative Financial Asset Held for Trading, Fair Value					36,751
Cross currency swap contracts two [member] | 27 February 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $			20,000,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount	117,860
Current derivative financial liabilities held for trading, fair value	67
Cross currency swap contracts three [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Assets Used For Hedging Buy Position Notional Amount	85,593
Current Derivative Assets Used For Hedging Sell Position Notional Amount | $			18,668,000
Current Derivative Financial Asset Used for Hedging, Fair Value	21,581
Cross currency swap contracts three [member] | 24 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					6,159
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							1,000,000
Current derivative financial liabilities held for trading, fair value					(910)
Cross currency swap contracts three [member] | 16 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					52,164
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							14,620,000
Current Derivative Financial Asset Held for Trading, Fair Value					27,870
Cross currency swap contracts three [member] | 27 February 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $			20,000,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount	117,900
Current derivative financial liabilities held for trading, fair value	51
Cross currency swap contracts four [member] | 20 March 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					130,488
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							24,000,000
Current derivative financial liabilities held for trading, fair value					(9,365)
Cross currency swap contracts four [member] | 22 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					69,744
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							19,780,000
Current Derivative Financial Asset Held for Trading, Fair Value					38,636
Cross currency swap contracts five [member] | 16 September 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					242,873
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							70,500,000
Current Derivative Financial Asset Held for Trading, Fair Value					160,594
Cross currency swap contracts five [member] | 14 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					268,200
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							50,000,000
Current derivative financial liabilities held for trading, fair value					(5,791)
Cross currency swap contracts six [member] | 19 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					128,436
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $							24,000,000
Current derivative financial liabilities held for trading, fair value					(2,652)
Cross currency swap contracts six [member] | 22 December 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					269,451
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							70,500,000
Current Derivative Financial Asset Held for Trading, Fair Value					131,437
Cross currency swap contracts seven [member] | 8 January 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					169,368
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						24,000,000
Current derivative financial liabilities held for trading, fair value					(24,895)
Cross currency swap contracts seven [member] | 13 February 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					191,300
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $							$ 50,000,000
Current Derivative Financial Asset Held for Trading, Fair Value					74,095
Cross currency swap contracts eight [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					118,800
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						18,000,000
Current derivative financial liabilities held for trading, fair value					(22,051)
Cross currency swap contracts eight [member] | 13 June 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					98,625
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						25,000
Current Derivative Financial Asset Held for Trading, Fair Value					57,161
Cross currency swap contracts nine [member] | 14 February 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					111,732
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						18,867,000
Current derivative financial liabilities held for trading, fair value					1,920
Cross currency swap contracts nine [member] | 23 July 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					203,600
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						50,000
Current Derivative Financial Asset Held for Trading, Fair Value					109,610
Cross currency swap contracts ten [member] | 19 December 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					97,997
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						21,500
Current Derivative Financial Asset Held for Trading, Fair Value					37,825
Cross currency swap contracts ten [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					185,100
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						30,000,000
Current derivative financial liabilities held for trading, fair value					(8,296)
Cross currency swap contracts eleven [member] | 23 September 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount					105,280
Current Derivative Financial Instruments Assets, Sell - Notional Amount | €						18,800
Current Derivative Financial Asset Held for Trading, Fair Value					7,710
Cross currency swap contracts eleven [member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount					183,300
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | €						€ 30,000,000
Current derivative financial liabilities held for trading, fair value					₺ (8,642)
Cross currency swap and fx swap contracts one [member] | 3 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | €		25,000,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount | $			28,038,000
Current derivative financial liabilities held for trading, fair value	186
Cross currency swap and fx swap contracts one [member] | 22 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		50,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			55,488,000
Current Derivative Financial Asset Held for Trading, Fair Value	(3,005)
Cross currency swap and fx swap contracts two [member] | 3 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Liabilities Held For Trading Buy Position Notional Amount | $			50,000,000
Current Derivative Liabilities Held For Trading Sell Position Notional Amount	275,000
Current derivative financial liabilities held for trading, fair value	11
Cross currency swap and fx swap contracts two [member] | 22 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		75,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			83,232,000
Current Derivative Financial Asset Held for Trading, Fair Value	(4,512)
Cross currency swap and fx swap contracts three [member] | 08 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		175,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			194,560,000
Current Derivative Financial Asset Held for Trading, Fair Value	(8,508)
Cross currency swap and fx swap contracts four [member] | 08 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		50,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			55,588,000
Current Derivative Financial Asset Held for Trading, Fair Value	(2,432)
Cross currency swap and fx swap contracts five [member] | 08 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		50,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			55,588,000
Current Derivative Financial Asset Held for Trading, Fair Value	(2,434)
Cross currency swap and fx swap contracts six [member] | 08 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		85,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			94,397,000
Current Derivative Financial Asset Held for Trading, Fair Value	(4,748)
Cross currency swap and fx swap contracts seven [member] | 21 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		90,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			100,492,000
Current Derivative Financial Asset Held for Trading, Fair Value	(2,301)
Cross currency swap and fx swap contracts eight [member] | 21 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		20,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			22,332,000
Current Derivative Financial Asset Held for Trading, Fair Value	(510)
Cross currency swap and fx swap contracts nine [member] | 22 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		175,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			195,346,000
Current Derivative Financial Asset Held for Trading, Fair Value	(4,875)
Cross currency swap and fx swap contracts ten [member] | 28 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		50,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			55,825,000
Current Derivative Financial Asset Held for Trading, Fair Value	(1,448)
Cross currency swap and fx swap contracts eleven [member] | 28 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		70,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			78,154,000
Current Derivative Financial Asset Held for Trading, Fair Value	(2,036)
Cross currency swap and fx swap contracts twelve [member] | 28 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		90,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			100,484,000
Current Derivative Financial Asset Held for Trading, Fair Value	(2,612)
Cross currency swap and fx swap contracts thirteen [member] | 28 January 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | €		€ 50,000,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			55,825,000
Current Derivative Financial Asset Held for Trading, Fair Value	(1,448)
Cross currency swap and fx swap contracts fourteen [member] | 28 February 2020[Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount	11,211
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			1,860,000
Current Derivative Financial Asset Held for Trading, Fair Value	(3)
Interest Swap Contracts [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | $			93,340,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			93,340,000
Current Derivative Financial Asset Held for Trading, Fair Value	(7,802)
Interest Swap Contracts Two [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | $			46,670,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			46,670,000
Current Derivative Financial Asset Held for Trading, Fair Value	(3,101)
Interest Swap Contracts Three [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | $			37,336,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			37,336,000
Current Derivative Financial Asset Held for Trading, Fair Value	(959)
Interest Swap Contracts Four [Member] | 22 April 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Assets, Buy - Notional Amount | $			32,669,000
Current Derivative Financial Instruments Assets, Sell - Notional Amount | $			$ 32,669,000
Current Derivative Financial Asset Held for Trading, Fair Value	₺ (849)